Share-Based Payment	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Payment

16. SHARE-BASED PAYMENT

Restricted Share owned by the founders

As one of the condition to the closing of the Preferential Equity Interests in January 2014, two founders entered into a share restriction agreement with the preferential equity interests shareholders. Pursuant to this agreement, those founders are prohibited from transferring, selling, assigning, pledging or disposing in any way their equity interests in the Company before such interest is vested. The equity interests held by the Founders were 50% converted to restricted equity interests and vest in 24 equal and continuous monthly installments for each month starting from January 2014, provided that those founders remain full-time employees of the Group at the end of such month. A total of 45,567,164 restricted shares were held by those founders as of April 2015. In April 2015, as one of the condition of the closing of the preferred shareholder agreement, the agreement was amended to (1) restrict additional shares and extend the vesting period for an additional 48 months and (2) restrict shares held by four other founders similar to the restrictions imposed in January 2014. The Group also obtained an irrevocable and exclusive option to repurchase all of the restricted shares held by those founders at par value both in January 2014 and April 2015.

The share restriction agreement between the founders and the Company was accounted for as a grant of restricted stock awards under a stock-based compensation plan. Accordingly, the Group measured the fair value of the restricted shares of the Founders at the grant date and recognizes the amount as compensation expense over the service period. Additionally, the modification of the restriction in April 2015 was accounted as a modification of share-based compensation. The Group calculated the incremental fair value resulting from the modification and recorded it as share-based compensation over the revised vesting term.

16. SHARE-BASED PAYMENT – CONTINUED

A summary of non-vested restricted share activity during the year ended December 31, 2017 is presented below:

Number of shares
Outstanding at January 1, 2017	34,175,373
Granted	—
Forfeited	—
Vested	11,391,791
Outstanding at December 31, 2017	22,783,582

The Group determined that the non-vested restricted shares are participating securities as the holders of the non-vested restricted shares have a non-forfeitable right to receive dividends with all ordinary shares but the non-vested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. See note 22 for details.

During the years ended December 31, 2015, 2016 and 2017, the Group recorded share-based compensation expense of RMB37,188, RMB50,842 and RMB51,463 related to the unvested shares of the Founders respectively.

Share options

On October 21, 2015, the Group adopted the 2015 share incentive plan (“2015 Plan”) which consists of a share incentive plan for U.S. service providers (“US Plan”) and a share incentive plan for PRC service providers (“PRC Plan”). The maximum aggregate number of ordinary shares that may be issued under the 2015 Plan is 14,328,358 ordinary shares to be allocated to employees, officers, directors or consultants of the Company.

During the years ended December 31, 2015, 2016 and 2017, the Group granted 270,000, 140,000 and nil share options to certain personnel under the US Plan. Those options have an exercise price of US$0.1 per share and vest over four years. 25% of the share options vest on the first anniversary, while the remaining vest 1/3 yearly after each one-year continuous service. The share options expire 10 years from the date of grant. .

During the years ended December 31, 2015, 2016 and 2017, the Group granted 5,061,622, 925,235 and 1,545,688 share options to certain personnel under the PRC Plan. Those options have an exercise price of US$0 per share and expire 10 years from the date of grant. Those options also include an exercise provision whereas shares become exercisable after the closing of an IPO. The Group has not recorded any share-based compensation expense during the years ended December 31, 2015, 2016 and 2017 related to such options. Share-based compensation related to those options will be recorded once the closing of an IPO becomes probable.

During the years ended December 31, 2015, 2016 and 2017, the Group granted 900,000, nil and 500,000 share options to certain personnel under the U.S. Plan which were fully vested as of the grant date. Those options have an exercise price range from US$0.79 to US$0.99 per share and expire 10 years from the date of grant.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2015, 2016 and 2017 are summarized in the following table:

	For the years ended December 31,
	2015	2016	2017
Risk-free interest rate	2.04%	1.62%-2.85%	2.2%
Expected volatility	46.1%	46.2%	49.0%
Expected life of option (years)	10	10	9.76-10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	5.83	7.5	12.56

16. SHARE-BASED PAYMENT – CONTINUED

Share options - continued

(i) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(ii) Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(iii) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(iv) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(v) Fair value of underlying ordinary shares

The estimated fair value of ordinary shares as of the respective dates was determined based on a retrospective valuation with the assistance of a third party appraiser.

A summary of the stock option activity under the 2015 Plan during the year ended December 31, 2017 is included in the table below.

	Options granted Share Number	Weighted average exercise price per option
		RMB
Outstanding at January 1, 2017	6,078,298	0.91
Granted	2,045,688	1.26
Exercised	135,000	0.65
Cancelled and Forfeited	650,427	0.14
Outstanding at December 31, 2017	7,338,559	1.03

The following table summarizes information regarding the share options granted as of December 31, 2017:

	As of December 31, 2017
	Options Number	Weighted- average exercise price per option	Weighted- average remaining exercise contractual life (years)	Aggregate intrinsic value
		RMB		RMB
Options
Outstanding	7,338,559	1.03	8.38	94,233
Exercisable	1,400,000	5.42	8.46	17,977
Expected to vest	5,938,559	—	8.36	76,256

The total intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017 amounted nil, RMB262 and RMB1,695, respectively.

16. SHARE-BASED PAYMENT – CONTINUED

Share options - continued

The weighted average grant date fair value of options granted during the year ended December 31, 2015, 2016 and 2017 was RMB5.43, RMB5.67 and RMB11.22 per share, respectively.

During the years ended December 31, 2015, 2016 and 2017, the Group recorded share-based compensation expense of RMB2,632, RMB394 and RMB4,713 related to the options granted under the 2015 Plan.

As of December 31, 2017, there was RMB44,216 of unrecognized compensation expenses related to the options and most of them are expected to be recognized upon a Qualified IPO.

Restricted Share

On October 21, 2015, the Company granted 4,740,777 restricted shares under the U.S. Plan to employees at exercise price of US$0 per share.

These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four year service period on a straight line basis. The aggregate fair value of the restricted shares at grant dates was RMB25,397. The fair values of non-vested shares are measured at the fair value of the Company’s ordinary shares on the grant-date which was RMB5.36 (US$0.84).

As of December 31, 2017 there was RMB6,977 unrecognized compensation cost related to non-vested shares which is expected to be recognized over a weighted average vesting period of 1.1 years.

During the year ended December 31, 2015, the Company granted 4,740,777, cancelled and forfeited 103,430 restricted shares under the US Plan to employees at exercise price of US$0 per share. There were no restricted shares granted, cancelled or forfeited during the years ended December 31, 2016 and 2017.

During the years ended December 31, 2015, 2016 and 2017, the Group recorded compensation expense of RMB5,757, RMB6,499 and RMB6,611 related to the restricted shares, respectively.

Restricted Stock Units

During the year ended December 31, 2015, 2016 and 2017, the Company granted 795,500, 745,000 and 1,700,000 restricted stock units respectively to employees at exercise price of US$0 per share. These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date. The restricted stock units (“RSU”) are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding restricted stock units shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four year service period on a straight line basis. The aggregate fair value of the restricted stock units at grant dates was RMB27,604. The fair values of non-vested shares are measured at the fair value of the Company’s ordinary shares on the grant-date which were RMB5.4, RMB5.96 and RMB11.38 during the years ended December 31, 2015, 2016 and 2017.

16. SHARE-BASED PAYMENT – CONTINUED

Restricted Stock Units - continued

As of December 31, 2017 there was RMB25,021 unrecognized compensation cost related to restricted stock units which is expected to be recognized over a weighted average vesting period of 3.13 years. The weighted average granted fair value of restricted stock units granted during the years ended December 31, 2015, 2016 and 2017 were RMB5.8 per RSU, RMB7.5 per RSU and RMB12.54 per RSU.

A summary of the restricted stock units activity during the year ended December 31, 2017 is presented below:

RSUs
Unvested balance at January 1, 2017	1,176,050
Granted	1,700,000
Cancelled and Forfeited	577,275
Unvested balance at December 31, 2017	2,298,775

Total share-based compensation recognized was as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Research and development	2,588	2,626	6,983
General and administrative	53,403	55,109	55,804
Total stock-based compensation expense (1)	55,991	57,735	62,787

(1)

The total amount in 2015, included RMB10,414 of share-based compensation expense derived from the repurchase of ordinary share from the founder at a price in excess of fair value. There was no repurchase of ordinary share from the founder occurred in 2016 and 2017. See note 15.